Note 16 - Segmented Information and Revenue - Geographical Information (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Identifiable non-current assets	$ 523,518	$ 49,189	$ 29,062
Revenue	97,124	111,964	80,355
Country of domicile [member]
Statement Line Items [Line Items]
Identifiable non-current assets	522,979	48,585	28,415
Latin America [member]
Statement Line Items [Line Items]
Revenue	58,296	66,118	17,759
CHINA
Statement Line Items [Line Items]
Identifiable non-current assets	538	604	647
Revenue	27,221	34,162	54,495
Other [member]
Statement Line Items [Line Items]
Revenue	$ 11,607	$ 11,684	$ 8,101